Note 15 - Capital Management - Risk-based Capital Ratios (Details) - CAD ($) $ in Thousands	Apr. 30, 2023	Oct. 31, 2022	Apr. 30, 2022
Statement Line Items [Line Items]
Directly issued capital instruments	$ 228,880	$ 239,629	$ 241,321
Contributed surplus	2,147	1,612	765
Retained earnings	125,398	109,335	99,285
Accumulated other comprehensive income	94	99	43
Regulatory capital		448,575
Total risk-weighted assets		$ 2,714,902
CET1 capital ratio		16.52%
Total assets	3,729,393	$ 3,265,998	$ 2,692,146
Transitional [member]
Statement Line Items [Line Items]
Regulatory capital	454,622
Total risk-weighted assets	$ 2,957,933
CET1 capital ratio	15.37%
Basel III [member]
Statement Line Items [Line Items]
Total assets		3,265,998
Total on-balance sheet exposures		3,254,627
Total off-balance sheet exposure at gross notional amount	$ 457,175	443,124
Adjustments for conversion to credit equivalent amount		251,101
Total off-balance sheet exposures	190,262	192,023
Total exposures		$ 3,446,650
Leverage ratio		9.84%
Basel III [member] | Transitional [member]
Statement Line Items [Line Items]
Total assets	3,729,393
Total on-balance sheet exposures	3,718,135
Adjustments for conversion to credit equivalent amount	266,913
Total exposures	$ 3,908,397
Leverage ratio	8.83%
Common equity tier 1 [member]
Statement Line Items [Line Items]
Directly issued capital instruments		$ 225,982
Contributed surplus		1,612
Retained earnings		109,335
Accumulated other comprehensive income		99
Regulatory capital before adjustments		337,028
Adjustments to capital	$ (11,258)	(11,371)
Regulatory capital		$ 325,657
CET1 capital ratio		12.00%
Common equity tier 1 [member] | Transitional [member]
Statement Line Items [Line Items]
Directly issued capital instruments	215,233
Contributed surplus	2,147
Retained earnings	125,398
Accumulated other comprehensive income	94
Regulatory capital before adjustments	342,872
Adjustments to capital	(11,258)
Regulatory capital	$ 331,614
CET1 capital ratio	11.21%
Capital Tier 1 [member]
Statement Line Items [Line Items]
Directly issued capital instruments		$ 13,647
Regulatory capital		$ 339,304
CET1 capital ratio		12.50%
Capital Tier 1 [member] | Transitional [member]
Statement Line Items [Line Items]
Directly issued capital instruments	$ 13,647
Regulatory capital	$ 345,261
CET1 capital ratio	11.67%
Tier 2 capital [member]
Statement Line Items [Line Items]
Directly issued capital instruments	$ 106,835	$ 107,367
Regulatory capital before adjustments		107,367
Adjustments to capital		1,904
Regulatory capital		$ 109,271
Tier 2 capital [member] | Transitional [member]
Statement Line Items [Line Items]
Regulatory capital before adjustments	106,835
Adjustments to capital	2,526
Regulatory capital	$ 109,361